NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2023	Dec. 31, 2022
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.70%	5.20%
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.10%	6.40%